Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 708,642	$ 1,177,678
Prepaid expenses	134,813	234,959
Total Current Assets	843,455	1,412,637
Cash and investments held in Trust Account	207,396,111	207,376,213
TOTAL ASSETS	208,239,566	208,788,850
Current liabilities
Accounts payable and accrued expenses	6,144,562	893,415
Accrued offering costs	0	2,230
Total Current Liabilities	6,144,562	895,645
Warrant liabilities	29,599,970	22,513,065
Deferred underwriting fee payable	7,258,021	7,258,021
Total Liabilities	43,002,553	30,666,731
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	207,372,020	207,372,020
Shareholders' Deficit
Preference shares	0	0
Additional paid-in capital	0	0
Accumulated deficit	(42,135,525)	(29,250,419)
Total Shareholders' Deficit	(42,135,007)	(29,249,901)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	208,239,566	208,788,850
VPC Impact Acquisition Holdings [Member]
Shareholders' Deficit
Accumulated deficit		(29,250,419)
Class A [Member]
Current liabilities
Class A ordinary shares subject to possible redemption	207,372,020	207,372,020,000
Shareholders' Deficit
Common stock		0
Class B [Member]
Shareholders' Deficit
Common stock	$ 518	$ 518